CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Oct. 31, 2024	$ 8,092	$ 39,748	$ (43,707)		$ 4,133
Beginning balance, shares at Oct. 31, 2024	8,092,000
Net loss			213,962		213,962
Ending balance, value at Apr. 30, 2025	$ 8,092	39,748	170,255		218,095
Ending balance, shares at Apr. 30, 2025	8,092,000
Beginning balance, value at Oct. 31, 2025	$ 8,092	39,748	386,366	(19)	434,187
Beginning balance, shares at Oct. 31, 2025	8,092,000
Net loss			(268,355)		(268,355)
Foreign currency translation adjustment				33	33
Ending balance, value at Apr. 30, 2026	$ 8,092	$ 39,748	$ 118,011	$ 14	$ 165,865
Ending balance, shares at Apr. 30, 2026	8,092,000